SHARE REPURCHASE PLAN (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended
	Sep. 26, 2012	Mar. 21, 2011	Dec. 31, 2012
Class of Stock [Line Items]
Shares authorized for repurchase	$ 40,000	$ 20,000
Stock repurchase program, period		2 years
Number of ADSs repurchased			5,034,054
Shares repurchased, amount			$ 14,600
American Depositary Shares [Member]
Class of Stock [Line Items]
Share repurchase, ADSs			2,190,685
Treasury stock, ADSs			2,843,369